Accrued and other liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued and other liabilities [Abstract]
Accrued and other liabilities

As of December 31 (in thousands)	2012 EUR	2011 EUR

Deferred revenue	739,136	816,045
Costs to be paid	278,066	260,651
Down payments from customers	1,033,768	1,057,046
Personnel related items	200,670	212,059
Derivative financial instruments	10,893	40,359
Standard warranty reserve	21,626	43,273
Other	1,352	2,313

Accrued and other liabilities	2,285,511	2,431,746
Less: non-current portion of accrued and other liabilities [1]	405,141	663,099

Current portion of accrued and other liabilities	1,880,370	1,768,647

1	The main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems.

Changes in standard warranty reserve

(in thousands)	2012 EUR	2011 EUR

Balance, January 1	43,273	37,965
Additions of the year	35,735	61,279
Utilization of the reserve	(33,746)	(26,968)
Release of the reserve	(22,733)	(29,415)
Effect of exchange rates	(903)	412

Standard warranty reserve	21,626	43,273